Property and Equipment	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 28, 2025	Dec. 31, 2024	Dec. 28, 2024
Property and Equipment [Line Items]
PROPERTY AND EQUIPMENT

NOTE 6. PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

		Successor
	Useful Life (Years)	June 30, 2025	December 31, 2024
Land		$6,205	$5,950
Buildings and leasehold improvements	25	20,044	19,308
Computer, software and office equipment	3 – 5	3,225	2,917
Machinery and equipment	3 – 10	142,379	122,932
Vehicles	5	60,622	53,154
Construction in progress		5,086	6,878
Total property and equipment		237,561	211,139
Accumulated depreciation		(51,886)	(21,906)
Property and equipment, net		$185,675	$189,233

Total depreciation expense for property and equipment was recognized as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	Successor 2025	Predecessor 2024	Successor 2025	Predecessor 2024
Cost of revenue	$16,219	$9,481	$31,581	$18,542
Selling, general and administrative expenses	96	38	331	170
Total depreciation expense	$16,315	$9,519	$31,912	$18,712

Note 7. Property, Plant and Equipment

Property, plant and equipment consists of the following:

	Useful Life (years)	Successor December 31, 2024	Predecessor December 31, 2023
Land		$5,950	$5,387
Buildings and leasehold improvements	25	19,308	20,208
Computer, software, and office equipment	3 – 5	2,917	4,669
Machinery and equipment	3 – 10	122,932	167,261
Vehicles	5	53,154	69,305
Construction in progress		6,878	2,904
Total property, plant and equipment		211,139	269,734
Accumulated depreciation		(21,906)	(157,470)
Property, plant and equipment, net		$189,233	$112,264

Total depreciation expense for property, plant and equipment was recognized as follows:

	2024		2023	2022
	Successor July 30 to December 31	Predecessor January 1 to July 29	Predecessor January 1 to December 31	Predecessor January 1 to December 31
Cost of revenue	$25,282	$22,123	$54,504	$46,137
Selling, general and administrative expenses	237	222	898	1,204
Total depreciation expense	25,519	22,345	55,402	47,341

NV5 Global, Inc. [Member]
Property and Equipment [Line Items]
PROPERTY AND EQUIPMENT

Note 7 – Property and Equipment, net

Property and equipment, net, consists of the following:

	June 28, 2025	December 28, 2024
Office furniture and equipment	$4,241	$4,090
Computer equipment	41,358	38,940
Survey and field equipment	90,391	75,506
Leasehold improvements	7,830	7,330
Total	143,820	125,866
Less: accumulated depreciation	(77,527)	(69,144)
Property and equipment, net	$66,293	$56,722

Depreciation expense was $4,483 and $9,036 for the three and six months ended June 28, 2025, respectively, of which $1,907 and $3,665 was included in other direct costs. Depreciation expense was $4,025 and $7,948 for the three and six months ended June 29, 2024, respectively, of which $1,524 and $3,085 was included in other direct costs.

Note 8 – Property and Equipment, net

Property and equipment, net were as follows:

	December 28, 2024	December 30, 2023
Office furniture and equipment	$4,090	$3,487
Computer equipment	38,940	31,999
Survey and field equipment	75,506	62,553
Leasehold improvements	7,330	6,881
Total	125,866	104,920
Less: accumulated depreciation	(69,144)	(54,652)
Property and equipment, net	$56,722	$50,268

Depreciation expense for fiscal year 2024, 2023, and 2022 was $16,196, $14,343, and $11,722, respectively, of which $6,018, $5,534, and $5,125, was included in other direct costs.